Income Tax - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Change in Valuation Allowance	$ 457,378	$ 1,129,978
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	152,852	0
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 152,852	$ 0